Acquisitions/Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions/Divestitures
Business acquisition, purchase price allocation

2012 Acquisitions

($ in millions)

	Amortization		Other
	Life (in Years)	Kenexa	Acquisitions
Current assets		$133	$278
Fixed assets/noncurrent assets		98	217
Intangible assets
Goodwill	N/A	1,014	1,880
Completed technology	3 to 7	169	403
Client relationships	4 to 7	179	194
In-process R&D	N/A	—	11
Patents/trademarks	1 to 7	39	37
Total assets acquired		1,632	3,020
Current liabilities		(93)	(143)
Noncurrent liabilities		(188)	(264)
Total liabilities assumed		(281)	(407)
Total purchase price		$1,351	$2,613

N/A—Not applicable

2011 Acquisitions

($ in millions)

	Amortization	Total
	Life (in Years)	Acquisitions
Current assets		$251
Fixed assets/noncurrent assets		88
Intangible assets
Goodwill	N/A	1,291
Completed technology	7	320
Client relationships	7	222
Patents/trademarks	1 to 7	17
Total assets acquired		2,190
Current liabilities		(191)
Noncurrent liabilities		(150)
Total liabilities assumed		(341)
Total purchase price		$1,849

N/A—Not applicable

2010 Acquisitions

($ in millions)

	Amortization		Sterling	Other
	Life (in Years)	Netezza	Commerce	Acquisitions
Current assets		$218	$196	$377
Fixed assets/noncurrent assets		73	106	209
Intangible assets
Goodwill	N/A	1,410	1,032	2,312
Completed technology	3 to 7	202	218	497
Client relationships	2 to 7	52	244	293
In-process R&D	N/A	4	—	13
Patents/trademarks	1 to 7	16	14	27
Total assets acquired		1,975	1,810	3,728
Current liabilities		(9)	(129)	(161)
Noncurrent liabilities		(120)	(266)	(291)
Total liabilities assumed		(128)	(395)	(452)
Total purchase price		$1,847	$1,415	$3,277

N/A—Not applicable